FINANCING AND FINANCIAL INSTRUMENTS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in liabilities arising from financing activities [abstract]
Proceeds from long-term debt	$ 2,107	$ 2,227	$ 134
Payments of long-term debt	(420)	(61)	(16)
Proceeds from short-term debt	32	257	218
Payments of short-term debt	(2,359)	(1,192)	(1,670)
Payments of principal portion of lease liabilities (note 7)	(234)	(224)
Long-term debt, net of current portion
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	8,815	8,369
Proceeds from long-term debt	2,107	2,227
Payments of long-term debt	(420)	(61)
Amortized cost	9	6
Current portion of long-term debt	(1,620)	(1,732)
Payments of principal portion of lease liabilities (note 7)	(19)	(10)
Additions to lease liabilities (notes 5.2 and 7)	236	186
Increase (decrease) in liabilities arising from financing activities	914
Unrealized foreign exchange effects and other movements	649	(170)
Liabilities arising from financing activities, ending balance	10,671	8,815	8,369
Short-term debt and current portion of long term debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	2,748	2,312
Amortized cost	3	2
Proceeds from short-term debt	32	257
Payments of short-term debt	(2,359)	(1,192)
Current portion of long-term debt	1,620	1,732
Payments of principal portion of lease liabilities (note 7)	(215)	(214)
Additions to lease liabilities (notes 5.2 and 7)	38	23
Increase (decrease) in liabilities arising from financing activities	769
Unrealized foreign exchange effects and other movements	103	(172)
Liabilities arising from financing activities, ending balance	$ 2,739	$ 2,748	$ 2,312